Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 JSJ [Member] USD ($)	Dec. 31, 2013 JSJ [Member] USD ($)	Mar. 31, 2014 Yew Bio-Pharm (HK) [Member] HKD	Dec. 31, 2013 Yew Bio-Pharm (HK) [Member] HKD	Mar. 31, 2014 HDS [Member] CNY	Dec. 31, 2013 HDS [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	PRC October 29, 2009	Hong Kong November 29, 2010	Hong Kong November 29, 2010	PRC August 22, 1996	PRC August 22, 1996
Registered capital	$ 100,000	$ 100,000	10,000	10,000	45,000,000	45,000,000
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%
Effective ownership						Contractual arrangements
Principal activities	Holding company	Holding company	Holding company of JSJ	Holding company of JSJ	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts